Financial Instruments and Risk Management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 9,197	£ 5,356
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ 101	£ 173
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 87	£ (57)
Cash flow hedges [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 2,132	£ 2,816
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (69)	£ 155
Cash flow hedge reserve	£ (538)	£ (628)